Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of deferred income tax and social contribution

	Balance as of January 1, 2024	Recognized in income		Recognized comprehensive income	Balance as of December 31, 2024	Recognized in income	Effect of business combination (a)	Recognized in the comprehensive income	Balance as of December 31, 2025
		Continued operations	Discontinued operations			Continued operations
Noncurrent assets
Post-employment benefits	504,612	12,801	—	(123,578)	393,835	9,815	—	96,808	500,458
Tax losses and negative tax basis	103,285	345,316	(229,063)	—	219,538	105,573	149,485	—	474,596
Provisions for legal claims	592,478	(294,225)	—	—	298,253	(24,483)	1,815	—	275,585
Provision for allocation of PIS and Cofins credits	649,412	(112,012)	—	—	537,400	(276,022)	—	—	261,378
Effects of business combination	5,248	5,220	—	—	10,468	(44,485)	239,294	—	205,277
Fair value in the purchase and sale of power	256,220	(125,049)	—	—	131,171	49,521		—	180,692
Expected credit losses	140,956	(13,371)	—	—	127,585	1,571	3,127	—	132,283
Lease liability	74,662	(648)	—	—	74,014	8,539		—	82,584
Impairment of assets	213,287	3,696	—	—	216,983	(146,283)	—	—	70,700
Amortization – concession	62,869	5,220	(18,345)	—	49,744	5,220	—	—	54,964
Provisions for performance and profit sharing	50,803	9,303	—	—	60,106	(9,126)	—	—	50,980
Voluntary retirement program	207,809	(170,230)	—	—	37,579	(31,070)	—	—	6,509
Research and development and energy efficiency programs	67,265	(49,705)	—	—	17,560	(15,920)	1,270	—	2,910
Concession contracts	17,633	(1,069)	—	—	16,564	(1,069)	—	—	15,495
Taxes with suspended liability	89,853	(89,853)	—	—	—	—	—	—	—
Others	123,624	15,477	—	—	139,101	46,748	1,136	—	186,985
	3,160,016	(459,129)	(247,408)	(123,578)	2,329,901	(321,471)	396,158	96,808	2,501,396
(-) Noncurrent liabilities
Concession contracts	2,026,461	46,243	—	—	2,072,704	(182,122)	378,018	—	2,268,600
Fair value in the purchase and sale of power	374,573	(137,495)	—	—	237,078	55,832	—	—	292,910
Effects of business combination	—	—	—	—	—	277,123	—	—	277,123
Deemed cost of property, plant and equipment	290,918	(17,773)	—	—	273,145	(21,379)	—	—	251,766
Right-of-use asset	70,325	(881)	—	—	69,444	6,381		—	75,825
Escrow deposits monetary variation	84,890	(36,502)	—	—	48,388	4,457	2,714	—	55,559
Transaction cost on loans and financing and debentures	41,664	5,837	—	—	47,501	6,735	—	—	54,236
Accelerated depreciation	146,538	15,907	—	—	162,445	(114,567)	—	—	47,878
Others	53,752	86,971	—	(243)	140,480	27,501	—	710	168,691
	3,089,121	(37,693)	—	(243)	3,051,185	59,961	380,732	710	3,492,588
Net	70,895	(421,436)	(247,408)	(123,335)	(721,284)	(381,432)	15,426	96,098	(991,192)
Assets presented in the Statement of Financial Position	1,757,688				1,174,175				991,404
Liabilities presented in the Statement of Financial Position	(1,686,793)				(1,895,459)				(1,982,596)
(a) Balances recorded as a result of the business combination described in Note 1.2.

Schedule of projected realization of the deferred taxes

	Assets	Liabilities
2026	685,149	(330,094)
2027	369,650	(321,304)
2028	189,706	(295,584)
2029	114,916	(257,147)
2030	86,995	(220,214)
2031 to 2033	164,470	(456,347)
After 2033	890,510	(1,611,898)
	2,501,396	(3,492,588)

Schedule of other taxes recoverable and other tax obligations

	12.31.2025	12.31.2024
Current assets
Recoverable ICMS (VAT)	194,698	166,339
Recoverable PIS/Pasep and Cofins taxes (a)	229,626	816,863
Other recoverable taxes	1,782	11,416
	426,106	994,618
Noncurrent assets
Recoverable ICMS (VAT)	298,000	221,313
Recoverable PIS/Pasep and Cofins taxes (a)	732,077	1,011,036
Other recoverable taxes	97,505	88,177
	1,127,582	1,320,526
Current liabilities
ICMS (VAT) payable	252,029	189,102
ICMS installment payment	8,030	4,712
PIS/Pasep and Cofins payable	149,081	31,033
IRRF on interest on capital	168,009	—
Special Tax Regularization Program – Pert	72,499	66,852
Other taxes	27,625	10,646
	677,273	302,345
Noncurrent liabilities
ICMS (VAT) payable	10,965	10,965
ICMS installment payment	4,940	7,251
Special Tax Regularization Program – Pert	223,543	272,979
	239,448	291,195
Asset and liability balances presented on a net basis, considering the Company's right and intention to realize the asset and liability on a net basis.
(a) The consolidated balance includes amounts related to Pis and Cofins credits on ICMS (Note 12.3).

Schedule of movement of the asset

Balance as of January 1, 2024	2,665,864
Monetary variation	144,444
Offsetting with taxes payable	(1,087,281)
Balance as of December 31, 2024	1,723,027
Monetary variation	99,441
Offsetting with taxes payable	(964,794)
Balance as of December 31, 2025	857,674
Current	218,671
Noncurrent	639,003

Schedule of movement of liabilities

	Liabilities to be refunded to consumers	Provision for allocation of PIS and Cofins credits	Total
Balance as of January 1, 2024	731,726	1,909,775	2,641,501
Monetary variation	78,675	43,327	122,002
(-) Transfer to sectorial financial liabilities	(810,401)	(372,514)	(1,182,915)
Balance as of December 31, 2024	–	1,580,588	1,580,588
Monetary variation	–	64,510	64,510
(-) Transfer to sectorial financial liabilities (a)	–	(864,545)	(864,545)
Balance as of December 31, 2025	–	780,553	780,553
Current	–	119,280	119,280
Noncurrent	–	661,273	661,273
(a) Amount defined in Copel DIS tariff adjustment of June 24, 2025, with a reducing effect on the tariff during the 2025-2026 tariff cycle.

Schedule of reconciliation of provision for income tax and social contribution

	12.31.2025	12.31.2024	12.31.2023
Income before IRPJ and CSLL	3,246,659	2,907,234	2,489,724
(-) Result of equity investments	(239,997)	(281,202)	(307,809)
	3,006,662	2,626,032	2,181,915
IRPJ and CSLL (34%)	(1,022,265)	(892,851)	(741,851)
Tax effects on:
Interest on equity (JCP)	374,000	300,220	325,720
Dividends	126	388	453
Nondeductible expenses	(9,428)	(24,957)	(22,701)
Tax incentives	3,355	4,251	9,905
Unrecognized tax loss and negative basis of CSLL	(24,443)	(17,878)	(24,345)
Difference between tax bases of deemed profit and taxable profit	58,627	(29,949)	18,844
Effect of non-taxable monetary variation (Selic) on undue tax payments	34,055	48,918	87,207
Others	8,355	12,423	(7,289)
INCOME TAX AND SOCIAL CONTRIBUTION	(577,618)	(599,435)	(354,057)
Effective rate - %	19.2%	22.8%	16.2%
With regard to uncertainties about the treatment of income taxes, the Company has made assessments and concluded that it is more likely than not that the treatments will be accepted by the tax authority. The amounts involved ongoing lawsuits relating to income tax and social contribution issues are disclosed in Note 26.